CONVERTIBLE NOTE RECEIVABLE (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Apr. 30, 2022	Apr. 29, 2022	Dec. 31, 2021
Receivables [Abstract]
Convertible note receivable	$ 262,000	$ 259,000	$ 250,000	$ 250,000	$ 0
Note receivable, interest rate			5.00%	5.00%
Interest income	$ 3,000	$ 9,000